Cover	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	001-41384
Entity Registrant Name	Hanover Bancorp, Inc. /NY
Entity Central Index Key	0001828588
Entity Tax Identification Number	81-3324480
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	80 East Jericho Turnpike
Entity Address, City or Town	Mineola
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11501
City Area Code	516
Local Phone Number	548-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	HNVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false